DISPOSITIONS, DROP DOWN TRANSACTIONS AND RESTRUCTURING	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
DISPOSITIONS, DROP DOWN TRANSACTIONS AND RESTRUCTURING
16. DISPOSITIONS, DROP DOWN TRANSACTIONS AND RESTRUCTURING
Tioga Midstream Disposition.
In February 2019, Tioga Midstream, LLC, a subsidiary of SMLP, and certain affiliates of SMLP (collectively, “Summit”) entered into two Purchase and Sale Agreements (the “Tioga PSAs”) with Hess Infrastructure Partners LP and Hess North Dakota Pipelines LLC (collectively, “Hess Infrastructure”), pursuant to which Summit agreed to sell the Tioga Midstream system to Hess Infrastructure for a combined cash purchase price of $90 million, subject to adjustments as provided in the Tioga PSAs (the “Tioga Midstream Sale”). On March 22, 2019, Summit closed the Tioga Midstream Sale and recorded a gain on sale of $0.9 million based on the difference between the consideration received and the carrying value for Tioga Midstream at closing. The gain is included in the Gain on asset sales, net caption on the unaudited condensed consolidated statement of operations. The financial results of Tioga Midstream (a component of the Williston Basin reportable segment) are included in our unaudited condensed consolidated financial statements and footnotes for the period from January 1, 2019 through March 22, 2019.
Restructuring Activities.
In 2019, our management approved and initiated a plan to restructure our operations resulting in certain management, facility and organizational changes. During the three months ended March 31, 2020, we expensed costs of approximately $2.8 million associated with restructuring activities. These activities consisted primarily of employee-related costs and consulting costs in support of the project. These costs are included within the General and administrative caption on the unaudited condensed consolidated statement of operations.
As of March 31, 2020, the components of our restructuring plan are as follows:

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Employee-related costs — We reorganized our workforce and eliminated redundant or unneeded positions. In connection with the workforce restructuring, we expect to incur severance, benefits and other employee related costs of approximately $4.1 million over the next nine months following March 31, 2020. During the three months ended March 31, 2020, we expensed approximately $1.9 million primarily related to severance, redundant salaries, certain bonuses and other employee benefits in connection with our plan. As of March 31, 2020, cash payments were made of approximately $2.1 million and we had approximately $2.4 million included in the Other current liabilities caption on the unaudited condensed consolidated balance sheets for these costs, which we expect to pay over the remainder of the year.

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Consultants — We engaged third-party consulting firms to assist in the evaluation of the Partnership’s cost structure, to help formulate the plan to implement the project, and to provide project management services for certain project initiatives. During the three months ended March 31, 2020, we expensed approximately $0.9 million related to these services. As of March 31, 2020, cash payments of approximately $1.1 million were made and we had approximately $0.4 million included in the Other current liabilities caption on the unaudited condensed consolidated balance sheets for these costs, which we expect to pay over the remainder of the year. We expect to incur an additional $0.2 million related to consulting costs to be incurred over the next nine months following March 31, 2020.

17. DISPOSITIONS, DROP DOWN TRANSACTIONS AND RESTRUCTURING
Red Rock Gathering Asset Disposition.
In December 2019, Red Rock Gathering and certain affiliates of SMLP (collectively, “the Red Rock Parties”) entered into a Purchase and Sale Agreement (the “Red Rock PSA”) pursuant to which the Red Rock Parties agreed to sell certain Red Rock Gathering system assets for a cash purchase price of $12.0 million, subject to adjustments as provided in the Red Rock PSA (the “Red Rock Sale”). Prior to closing, we recorded an impairment charge of $14.2 million based on the expected consideration and the carrying value for the Red Rock Gathering system assets. On December 2, 2019, we closed the Red Rock Sale. The impairment is included in the Long-lived asset impairment caption on the consolidated statement of operations. The financial contribution of these assets (a component of the Piceance Basin reportable segment) are included in our consolidated financial statements and footnotes for the period from January 1, 2019 through December 1, 2019.
Tioga Midstream Disposition.
In February 2019, Tioga Midstream, LLC, a subsidiary of SMLP, and certain affiliates of SMLP (collectively, “the Tioga Parties”) entered into two Purchase and Sale Agreements (the “Tioga PSAs”) with Hess Infrastructure Partners LP and Hess North Dakota Pipelines LLC (collectively, “Hess Infrastructure”), pursuant to which the Tioga Parties agreed to sell the Tioga Midstream system to Hess Infrastructure for a combined cash purchase price of $90 million, subject to adjustments as provided in the Tioga PSAs (the “Tioga Midstream Sale”). On March 22, 2019, the Tioga Parties closed the Tioga Midstream Sale and recorded a gain on sale of $0.9 million based on the difference between the consideration received and the carrying value for Tioga Midstream at closing. The gain is included in the Gain on asset sales, net caption on the consolidated statement of operations. The financial results of Tioga Midstream (a component of the Williston Basin reportable segment) are included in our consolidated financial statements and footnotes through March 22, 2019.
Restructuring Activities.
In 2019, our management approved and initiated a plan to restructure our operations resulting in certain management, facility and organizational changes. During the year ended December 31, 2019, we expensed costs of approximately $5.0 million associated with restructuring activities. These activities consisted primarily of employee-related costs and consulting costs in support of the project. These costs are included within the General and administrative caption on the consolidated statement of operations.
As of December 31, 2019, the components of our restructuring plan are as follows:

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Employee-related costs — we reorganized our workforce and eliminated redundant or unneeded positions. In connection with the workforce restructuring, we expect to incur severance, benefits and other employee related costs of approximately $6.0 million to be incurred over the twelve months following December 31, 2019. During the fiscal year ended December 31, 2019, we expensed approximately $3.8 million primarily related to severance, redundant salaries, certain bonuses and other employee benefits in connection with our plan. As of December 31, 2019, we had approximately $2.7 million included in current liabilities for these costs.

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Consultants — we engaged third-party consulting firms to assist in the evaluation of the Company’s cost structure, to help formulate the plan to implement the project, and to provide project management services for certain project initiatives. During the fiscal year ended December 31, 2019, we expensed approximately $1.2 million related to these services. As of December 31, 2019, we had approximately $0.6 million included in current liabilities for these costs. We expect to incur an additional $0.2 million related to consulting costs to be incurred over the next twelve months following December 31, 2019.